Note 11 - Stockholders' Equity, Stock Options and Warrants - Summary of Transactions for Stock Options and Warrants (2) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Warrants, outstanding (in shares)	1,806,589
Warrants, average exercise price (in dollars per share) | $ / shares	$ 21.52
Warrants, issued (in shares)	1,983,302
Issued, average exercise price, warrants (in dollars per share) | $ / shares	$ 1.09
Warrants, forfeited (in shares)	0
Warrants, expired (in shares)	(81,345)
Expired, average exercise price, warrants (in dollars per share) | $ / shares	$ 37.9
Warrants, Exercised (in shares)	(958,117)
Exercised, Average Exercise Price, Warrants (in dollars per share) | $ / shares	$ 1.32
Number of Shares Outstanding (in shares)	43,595
Share-Based Payment Arrangement, Option [Member]
Number of Shares Outstanding (in shares)	47,664
Average Exercise Price Outstanding (in dollars per share) | $ / shares	$ 82.23
Number of Shares Issued (in shares)	0
Average Exercise Price Issued (in dollars per share) | $ / shares	$ 0
Number of Shares Forfeited (in shares)	(309)
Average Exercise Price Forfeited (in dollars per share) | $ / shares	$ 5.04
Number of Shares Expired (in shares)	(3,760)
Average Exercise Price Expired (in dollars per share) | $ / shares	$ 83.05
Number of Shares, Exercised (in shares)	0
Average Exercise Price, Exercised (in dollars per share) | $ / shares	$ 0
Number of Shares Outstanding (in shares)	43,595
Average Exercise Price Outstanding (in dollars per share) | $ / shares	$ 82.7